Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Investments in subsidiaries

Main subsidiaries of HSBC Holdings
	At 31 Dec 2020
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-cumulative third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
HSBC Trinkaus & Burkhardt AG1	Germany	99.33	Stückaktien no par value
Asia
Hang Seng Bank Limited	Hong Kong	62.14	HK$5 Ordinary
HSBC Bank (China) Company Limited	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	RM0.5 Ordinary
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East and North Africa
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Cumulative Redeemable Preference shares (CRP)
North America
HSBC Bank Canada	Canada	100	Common no par value and Preference no par value
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary
1    The Group acquired the remaining minority equity interest in HSBC Trinkaus & Burkhardt AG on 1 February 2021. The Group now owns 100% of this subsidiary

Subsidiaries with significant non-controlling interests
	2020	2019
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests	37.86%	37.86%
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	843	1,229
Accumulated non-controlling interests of the subsidiary	7,604	7,262
Dividends paid to non-controlling interests	625	720
Summarised financial information:
– total assets	224,483	212,485
– total liabilities	202,907	191,819
– net operating income before changes in expected credit losses and other credit impairment charges	4,568	5,558
– profit for the year	2,230	3,251
– total comprehensive income for the year	2,535	3,461

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
452 TALF Plus ABS Opportunities SPV LLC	100.00		13
452 TALF SPV LLC	100.00		13
Almacenadora Banpacifico S.A. (In Liquidation)	99.99		14
Assetfinance December (F) Limited	100.00		15
Assetfinance December (H) Limited	100.00		16
Assetfinance December (M) Limited (In Liquidation)	100.00		17
Assetfinance December (P) Limited	100.00		16
Assetfinance December (R) Limited	100.00		16
Assetfinance June (A) Limited	100.00		16
Assetfinance June (D) Limited	100.00		15
Assetfinance Limited	100.00		16
Assetfinance March (B) Limited	100.00		18
Assetfinance March (D) Limited	100.00		15
Assetfinance March (F) Limited	100.00		16
Assetfinance September (F) Limited	100.00		16
Assetfinance September (G) Limited	100.00		15
B&Q Financial Services Limited	100.00		16
Banco HSBC S.A.	100.00		19
Banco Nominees (Guernsey) Limited	100.00		20
Banco Nominees 2 (Guernsey) Limited	100.00		20
Banco Nominees Limited	100.00		21
Beau Soleil Limited Partnership	N/A		0, 22
Beijing Miyun HSBC Rural Bank Company Limited	100.00		10, 23
Billingsgate Nominees Limited (In Liquidation)	100.00		24
Canada Crescent Nominees (UK) Limited	100.00		16
Canada Square Nominees (UK) Limited	100.00		16
Capco/Cove, Inc.	100.00		25
Card-Flo #1, Inc.	100.00		13
Card-Flo #3, Inc.	100.00		13
CC&H Holdings LLC	100.00		26
CCF HOLDING (LIBAN) S.A.L. (In Liquidation)	74.99		27
Charterhouse Administrators ( D.T.) Limited	100.00	(99.99)	16
Charterhouse Management Services Limited	100.00	(99.99)	16
Charterhouse Pensions Limited	100.00		16
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		10, 28
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		10, 29
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		10, 30
COIF Nominees Limited	N/A		0, 16
Cordico Management AG (In Liquidation)	100.00		31
Corsair IV Financial Services Capital Partners-B, LP	N/A		0, 185
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		10, 32
Decision One Mortgage Company, LLC	N/A		0, 33
Dem 9	100.00	(99.99)	4, 34
Dempar 1	100.00	(99.99)	4, 34
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	14
Electronic Data Process México, S.A. de C.V.	100.00		14
Equator Holdings Limited (In Liquidation)	100.00		17
Eton Corporate Services Limited	100.00		20
Far East Leasing SA (In Dissolution)	100.00		35
Flandres Contentieux S.A.	100.00	(99.99)	34
Foncière Elysées	100.00	(99.99)	34
Fujian Yongan HSBC Rural Bank Company Limited	100.00		10, 36
Fulcher Enterprises Company Limited	100.00	(62.14)	37
Fundacion HSBC, A.C.	100.00	(99.99)	9, 14
Giller Ltd.	100.00		25
GPIF Co-Investment, LLC	N/A		0, 13

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Griffin International Limited	100.00		16
Grundstuecksgesellschaft Trinkausstrasse Kommanditgesellschaft	N/A		0, 38
Grupo Financiero HSBC, S. A. de C. V.	99.99		14
Guangdong Enping HSBC Rural Bank Company Limited	100.00		10, 39
Guangzhou HSBC Real Estate Company Ltd	100.00		40
Hang Seng (Nominee) Limited	100.00	(62.14)	37
Hang Seng Bank (China) Limited	100.00	(62.14)	41
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	37
Hang Seng Bank Limited	62.14		37
Hang Seng Bullion Company Limited	100.00	(62.14)	37
Hang Seng Credit Limited	100.00	(62.14)	37
Hang Seng Data Services Limited	100.00	(62.14)	37
Hang Seng Finance Limited	100.00	(62.14)	37
Hang Seng Financial Information Limited	100.00	(62.14)	37
Hang Seng Indexes (Netherlands) B.V.	100.00	(62.14)	42
Hang Seng Indexes Company Limited	100.00	(62.14)	37
Hang Seng Insurance Company Limited	100.00	(62.14)	37
Hang Seng Investment Management Limited	100.00	(62.14)	37
Hang Seng Investment Services Limited	100.00	(62.14)	37
Hang Seng Life Limited	100.00	(62.14)	37
Hang Seng Real Estate Management Limited	100.00	(62.14)	37
Hang Seng Securities Limited	100.00	(62.14)	37
Hang Seng Security Management Limited	100.00	(62.14)	37
Haseba Investment Company Limited	100.00	(62.14)	37
HFC Bank Limited (In Liquidation)	100.00		17
High Time Investments Limited	100.00	(62.14)	37
Honey Green Enterprises Ltd.	100.00		43
Honey Grey Enterprises Limited	100.00		44
Honey Silver Enterprises Limited	100.00		44
Household International Europe Limited (In Liquidation)	100.00		17
Household Pooling Corporation	100.00		45
Housing (USA) LLP	N/A
HSBC (BGF) Investments Limited	100.00		16
HSBC (General Partner) Limited	100.00		2, 47
HSBC (Guernsey) GP PCC Limited	100.00		20
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		48
HSBC (Malaysia) Trustee Berhad	100.00		49
HSBC (Singapore) Nominees Pte Ltd	100.00		50
HSBC Agency (India) Private Limited	100.00		51
HSBC Alternative Credit Strategies General Partner S.a r.l.	N/A		0, 52
HSBC Alternative Investments Limited	100.00		16
HSBC Amanah Malaysia Berhad	100.00		48
HSBC Americas Corporation (Delaware)	100.00		13
HSBC Argentina Holdings S.A.	100.00		53
HSBC Asia Holdings B.V.	100.00		16
HSBC Asia Holdings Limited	100.00		2, 44
HSBC Asia Pacific Holdings (UK) Limited	100.00		16
HSBC Asset Finance (UK) Limited	100.00		16
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		16
HSBC Asset Management (India) Private Limited	100.00		54
HSBC Assurances Vie (France)	100.00	(99.99)	55
HSBC Australia Holdings Pty Limited	100.00		56
HSBC BANK (CHILE)	100.00		57
HSBC Bank (China) Company Limited	100.00		10, 58
HSBC Bank (General Partner) Limited	100.00		47
HSBC Bank (Mauritius) Limited	100.00		59
HSBC Bank (RR) (Limited Liability Company)	N/A		0, 11, 60
HSBC Bank (Singapore) Limited	100.00		50
HSBC Bank (Taiwan) Limited	100.00		61
HSBC Bank (Uruguay) S.A.	100.00		62
HSBC Bank (Vietnam) Ltd.	100.00		63
HSBC Bank A.S.	100.00		64

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Bank Argentina S.A.	100.00		53
HSBC Bank Armenia cjsc	100.00		65
HSBC Bank Australia Limited	100.00		56
HSBC Bank Bermuda Limited	100.00		21
HSBC Bank Canada	100.00		66
HSBC Bank Capital Funding (Sterling 1) LP	N/A		0, 47
HSBC Bank Capital Funding (Sterling 2) LP	N/A		0, 47
HSBC Bank Egypt S.A.E	99.63	(94.54)	67
HSBC Bank Malaysia Berhad	100.00		48
HSBC Bank Malta p.l.c.	70.03		68
HSBC Bank Middle East Limited	100.00		5, 69
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)	100.00		70
HSBC Bank Oman S.A.O.G.	51.00		71
HSBC Bank Pension Trust (UK) Limited	100.00		16
HSBC Bank plc	100.00		16
HSBC Bank USA, National Association	100.00		3, 72
HSBC Branch Nominee (UK) Limited	100.00		15
HSBC Brasil Holding S.A.	100.00		19
HSBC Broking Forex (Asia) Limited	100.00		44
HSBC Broking Futures (Asia) Limited	100.00		44
HSBC Broking Futures (Hong Kong) Limited	100.00		44
HSBC Broking Securities (Asia) Limited	100.00		44
HSBC Broking Securities (Hong Kong) Limited	100.00		44
HSBC Broking Services (Asia) Limited	100.00		44
HSBC Canadian Covered Bond (Legislative) Guarantor Limited Partnership	N/A		0, 73
HSBC Capital (USA), Inc.	100.00		13
HSBC Capital Funding (Dollar 1) L.P.	N/A		0, 47
HSBC Capital Limited	100.00		44
HSBC Card Services Inc.	100.00		13
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	14
HSBC Cayman Limited	100.00		74
HSBC Cayman Services Limited	100.00		74
HSBC City Funding Holdings	100.00		16
HSBC Client Holdings Nominee (UK) Limited	100.00		16
HSBC Client Nominee (Jersey) Limited	100.00		75
HSBC Columbia Funding, LLC	N/A		0, 13
HSBC Continental Europe	99.99		34
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		48
HSBC Corporate Finance (Hong Kong) Limited	100.00		44
HSBC Corporate Trustee Company (UK) Limited	100.00		16
HSBC Custody Nominees (Australia) Limited	100.00		56
HSBC Custody Services (Guernsey) Limited	100.00		20
HSBC Daisy Investments (Mauritius) Limited	100.00		76
HSBC Diversified Loan Fund General Partner Sarl	100.00		77
HSBC Electronic Data Processing (Guangdong) Limited	100.00		10, 78
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		79
HSBC Electronic Data Processing (Philippines), Inc.	99.99		80
HSBC Electronic Data Processing India Private Limited	100.00		81
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		82
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00		83
HSBC Enterprise Investment Company (UK) Limited (In Liquidation)	100.00		17
HSBC Epargne Entreprise (France)	100.00	(99.99)	55
HSBC Equator (UK) Limited (In Liquidation)	100.00		17
HSBC Equipment Finance (UK) Limited	100.00		15
HSBC Equity (UK) Limited	100.00		16
HSBC Europe B.V.	100.00		16

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Executor & Trustee Company (UK) Limited	100.00		15
HSBC Factoring (France)	100.00	(99.99)	34
HSBC Finance (Netherlands)	100.00		2, 16
HSBC Finance Corporation	100.00		13
HSBC Finance Limited	100.00		16
HSBC Finance Mortgages Inc.	100.00		84
HSBC Finance Transformation (UK) Limited	100.00		16
HSBC Financial Services (Lebanon) s.a.l.	99.65		85
HSBC Financial Services (Middle East) Limited (In Liquidation)	100.00		86
HSBC Financial Services (Uruguay) S.A. (In Liquidation)	100.00		87
HSBC FinTech Services (Shanghai) Company Limited	100.00		88
HSBC Germany Holdings GmbH	100.00		38
HSBC Global Asset Management (Bermuda) Limited	100.00		3, 21
HSBC Global Asset Management (Canada) Limited	100.00		66
HSBC Global Asset Management (Deutschland) GmbH	100.00	(99.33)	38
HSBC Global Asset Management (France)	100.00	(99.99)	55
HSBC Global Asset Management (Hong Kong) Limited	100.00		22
HSBC Global Asset Management (International) Limited (In Liquidation)	100.00		89
HSBC Global Asset Management (Japan) K. K.	100.00		90
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	91
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	14
HSBC Global Asset Management (Oesterreich) GmbH	100.00	(99.33)	6, 92
HSBC Global Asset Management (Singapore) Limited	100.00		50
HSBC Global Asset Management (Switzerland) AG	100.00	(99.66)	4, 93
HSBC Global Asset Management (Taiwan) Limited	100.00		94
HSBC Global Asset Management (UK) Limited	100.00		16
HSBC Global Asset Management (USA) Inc.	100.00		95
HSBC Global Asset Management Argentina S.A. Sociedad Gerente de Fondos Comunes de Inversión	100.00	(99.99)	96
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		97
HSBC Global Asset Management Limited	100.00		2, 16
HSBC Global Custody Nominee (UK) Limited	100.00		16
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		1, 16
HSBC Global Services (Canada) Limited	100.00		98
HSBC Global Services (China) Holdings Limited	100.00		16
HSBC Global Services (Hong Kong) Limited	100.00		44
HSBC Global Services (UK) Limited	100.00		16
HSBC Global Services Limited	100.00		2, 16
HSBC Global Shared Services (India) Private Limited (In Liquidation)	99.99		1, 51
HSBC Group Management Services Limited	100.00		16
HSBC Group Nominees UK Limited	100.00		2, 16
HSBC Holdings B.V.	100.00		16
HSBC IM Pension Trust Limited	100.00		16
HSBC Infrastructure Debt GP 1 S.à r.l.	N/A		0, 52
HSBC Infrastructure Debt GP 2 S.à r.l.	N/A		0, 52
HSBC Infrastructure Limited	100.00		16
HSBC INKA Investment-AG TGV	100.00	(99.33)	12, 99
HSBC Inmobiliaria (Mexico), S.A. de C.V.	100.00	(99.99)	14
HSBC Institutional Trust Services (Asia) Limited	100.00		44
HSBC Institutional Trust Services (Bermuda) Limited	100.00		21

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Institutional Trust Services (Mauritius) Limited	100.00		59
HSBC Institutional Trust Services (Singapore) Limited	100.00		50
HSBC Insurance (Asia) Limited	100.00		100
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		101
HSBC Insurance (Bermuda) Limited	100.00		21
HSBC Insurance (Singapore) Pte. Limited	100.00		50
HSBC Insurance Agency (USA) Inc.	100.00		95
HSBC Insurance Brokers (Philippines) Inc	99.99		102
HSBC Insurance Holdings Limited	100.00		2, 16
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		21
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		21
HSBC Insurance Services (Lebanon) S.A.L. (In Liquidation)	99.99		103
HSBC Insurance Services Holdings Limited	100.00		16
HSBC International Finance Corporation (Delaware)	100.00		104
HSBC International Trustee (BVI) Limited	100.00		8, 105
HSBC International Trustee (Holdings) Pte. Limited	100.00		50
HSBC International Trustee Limited	100.00		106
HSBC Inversiones S.A.	99.99		57
HSBC InvestDirect (India) Limited	100.00	(99.98)	107
HSBC InvestDirect Financial Services (India) Limited	99.99	(99.98)	107
HSBC InvestDirect Sales & Marketing (India) Limited	98.99	(98.98)	51
HSBC InvestDirect Securities (India) Private Limited	99.99		107
HSBC Investment Bank Holdings B.V.	100.00		16
HSBC Investment Bank Holdings Limited	100.00		16
HSBC Investment Company (Egypt) S.A.E (In Liquidation)	100.00	(97.81)	108
HSBC Investment Company Limited	100.00		2, 16
HSBC Investment Funds (Canada) Inc.	100.00		109
HSBC Investment Funds (Hong Kong) Limited	100.00		22
HSBC Investment Funds (Luxembourg) SA	100.00		52
HSBC Invoice Finance (UK) Limited	100.00		110
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		16
HSBC Issuer Services Depositary Nominee (UK) Limited	100.00		16
HSBC Latin America B.V.	100.00		16
HSBC Latin America Holdings (UK) Limited	100.00		2, 16
HSBC Leasing (Asia) Limited	100.00		44
HSBC Leasing (France)	100.00	(99.99)	34
HSBC Life (Cornell Centre) Limited	100.00		100
HSBC Life (Edwick Centre) Limited	100.00		100
HSBC Life (International) Limited	100.00		21
HSBC Life (Property Investment) Limited	100.00		100
HSBC Life (Property Light) Limited	100.00		100
HSBC Life (Property) Limited	100.00		100
HSBC Life (Tsing Yi Industrial) Limited	100.00		100
HSBC Life (UK) Limited	100.00		16
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	91
HSBC LU Nominees Limited	100.00		16
HSBC Management (Guernsey) Limited	100.00		20
HSBC Markets (USA) Inc.	100.00		13
HSBC Marking Name Nominee (UK) Limited	100.00		16
HSBC Master Trust Trustee Limited	100.00		16
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		14
HSBC Middle East Finance Company Limited	100.00	(80.00)	111
HSBC Middle East Holdings B.V.	100.00		2, 112
HSBC Middle East Leasing Partnership	N/A		0, 113
HSBC Middle East Securities L.L.C	N/A		0, 114
HSBC Mortgage Corporation (Canada)	100.00		115
HSBC Mortgage Corporation (USA)	100.00		13

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Nominees (Asing) Sdn Bhd	100.00		48
HSBC Nominees (Hong Kong) Limited	100.00		44
HSBC Nominees (New Zealand) Limited	100.00		116
HSBC Nominees (Tempatan) Sdn Bhd	100.00		48
HSBC North America Holdings Inc.	100.00		3, 13
HSBC Operational Services GmbH	90.10	(89.49)	117
HSBC Overseas Holdings (UK) Limited	100.00		2, 16
HSBC Overseas Investments Corporation (New York)	100.00		118
HSBC Overseas Nominee (UK) Limited	100.00		16
HSBC Participaciones (Argentina) S.A.	100.00	(99.99)	53
HSBC PB Corporate Services 1 Limited	100.00		119
HSBC PB Services (Suisse) SA	100.00		120
HSBC Pension Trust (Ireland) DAC	100.00		121
HSBC Pensiones, S.A.	100.00		14
HSBC PI Holdings (Mauritius) Limited	100.00		59
HSBC Portfoy Yonetimi A.S.	100.00		122
HSBC Preferential LP (UK)	100.00		16
HSBC Private Bank (Luxembourg) S.A.	100.00		52
HSBC Private Bank (Suisse) SA	100.00		123
HSBC Private Bank (UK) Limited	100.00		16
HSBC Private Banking Holdings (Suisse) SA	100.00		120
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		124
HSBC Private Equity Investments (UK) Limited	100.00		16
HSBC Private Trustee (Hong Kong) Limited	100.00		44
HSBC Private Wealth Services (Canada) Inc.	100.00		109
HSBC Professional Services (India) Private Limited	100.00		125
HSBC Property (UK) Limited	100.00		16
HSBC Property Funds (Holding) Limited	100.00		16
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		44
HSBC Qianhai Securities Limited	100.00	(51.00)	10, 126
HSBC Real Estate Leasing (France)	100.00	(99.99)	34
HSBC Realty Credit Corporation (USA)	100.00		13
HSBC REGIO Fund General Partner S.à r.l.	100.00		52
HSBC REIM (France)	100.00	(99.99)	55
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 16
HSBC Retirement Services Limited	100.00		1, 16
HSBC Savings Bank (Philippines) Inc.	99.99		127
HSBC Securities (Asia) Limited (In Liquidation)	100.00		44
HSBC Securities (Canada) Inc.	100.00		98
HSBC Securities (Egypt) S.A.E.	100.00	(94.65)	67
HSBC Securities (Japan) Limited	100.00		16
HSBC Securities (Singapore) Pte Limited	100.00		50
HSBC Securities (South Africa) (Pty) Limited	100.00		128
HSBC Securities (Taiwan) Corporation Limited	100.00		129
HSBC Securities (USA) Inc.	100.00		13
HSBC Securities and Capital Markets (India) Private Limited	99.99		51
HSBC Securities Asia Nominees Limited (In Liquidation)	100.00		44
HSBC Securities Brokers (Asia) Limited	100.00		44
HSBC Securities Investments (Asia) Limited	100.00		44
HSBC Securities Services (Bermuda) Limited	100.00		21
HSBC Securities Services (Guernsey) Limited	100.00		20
HSBC Securities Services (Ireland) DAC	100.00		121
HSBC Securities Services (Luxembourg) S.A.	100.00		52
HSBC Securities Services Holdings (Ireland) DAC	100.00		121
HSBC Securities Services Nominees Limited	100.00		44
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	53
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	53
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	3, 14
HSBC Service Company Germany GmbH	100.00	(99.33)	130
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		131
HSBC Services (France)	100.00	(99.99)	34
HSBC Services Japan Limited	100.00		132

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Services USA Inc.	100.00		133
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	14
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	14
HSBC SFH (France)	100.00	(99.99)	4, 55
HSBC SFT (C.I.) Limited	100.00		20
HSBC Software Development (Guangdong) Limited	100.00		134
HSBC Software Development (India) Private Limited	100.00		135
HSBC Software Development (Malaysia) Sdn Bhd	100.00		79
HSBC Specialist Investments Limited	100.00		16
HSBC Technology & Services (China) Limited	100.00		136
HSBC Technology & Services (USA) Inc.	100.00		13
HSBC Transaction Services GmbH	100.00	(99.33)	6, 137
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.33)	52
HSBC Trinkaus & Burkhardt AG	99.33		38
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.33)	38
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH	100.00	(99.33)	38
HSBC Trinkaus Family Office GmbH	100.00	(99.33)	6, 38
HSBC Trinkaus Immobilien Beteiligungs KG	100.00	(99.33)	38
HSBC Trinkaus Real Estate GmbH	100.00	(99.33)	6, 38
HSBC Trust Company (Canada)	100.00		115
HSBC Trust Company (Delaware), National Association	100.00		104
HSBC Trust Company (UK) Limited	100.00		16
HSBC Trust Company AG (In Liquidation)	100.00		31
HSBC Trustee (C.I.) Limited	100.00		124
HSBC Trustee (Cayman) Limited	100.00		138
HSBC Trustee (Guernsey) Limited	100.00		20
HSBC Trustee (Hong Kong) Limited	100.00		44
HSBC Trustee (Singapore) Limited	100.00		50
HSBC UK Bank plc	100.00		15
HSBC UK Client Nominee Limited	100.00		15
HSBC UK Holdings Limited	100.00		2, 16
HSBC USA Inc.	100.00		118
HSBC Ventures USA Inc.	100.00		13
HSBC Violet Investments (Mauritius) Limited	100.00		76
HSBC Wealth Client Nominee Limited	100.00		1, 15
HSBC Yatirim Menkul Degerler A.S.	100.00		122
HSI Asset Securitization Corporation	100.00		13
HSI International Limited	100.00	(62.14)	37
HSIL Investments Limited	100.00		16
Hubei Macheng HSBC Rural Bank Company Limited	100.00		139
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		10, 140
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		141
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		10, 142
Imenson Limited	100.00	(62.14)	37
Infrared NF China Real Estate Investments LP	N/A		0, 186
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(99.33)	137
Inmobiliaria Banci, S.A. de C.V.	100.00	(99.68)	14
Inmobiliaria Bisa, S.A. de C.V.	99.98		14
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	14
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	14
James Capel & Co. Limited	100.00		16
James Capel (Nominees) Limited	100.00		16
James Capel (Taiwan) Nominees Limited	100.00		16
John Lewis Financial Services Limited	100.00		16
Keyser Ullmann Limited	100.00	(99.99)	16
Lion Corporate Services Limited	100.00		44
Lion International Corporate Services Limited	100.00		1, 106

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Lion International Management Limited	100.00		106
Lion Management (Hong Kong) Limited	100.00		1, 44
Lyndholme Limited	100.00		44
Marks and Spencer Financial Services plc	100.00		143
Marks and Spencer Unit Trust Management Limited	100.00		143
Maxima S.A. AFJP (In Liquidation)	99.98		53
Mexicana de Fomento, S.A. de C.V.	100.00	(99.90)	14
Midcorp Limited	100.00		16
Midland Bank (Branch Nominees) Limited	100.00		15
Midland Nominees Limited	100.00		15
MIL (Cayman) Limited	100.00		74
MW Gestion SA	100.00		53
Promocion en Bienes Raices, S.A. de C.V.	100.00	(99.99)	14
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		16
PT Bank HSBC Indonesia	99.99	(98.93)	144
PT HSBC Sekuritas Indonesia	85.00		145
R/CLIP Corp.	100.00		13
Real Estate Collateral Management Company	100.00		13
Republic Nominees Limited	100.00		20
Republic Overseas Capital Corporation	100.00		95
RLUKREF Nominees (UK) One Limited	100.00		1, 16
RLUKREF Nominees (UK) Two Limited	100.00		1, 16
S.A.P.C. - Ufipro Recouvrement	99.99		34
Saf Baiyun	100.00	(99.99)	4, 34
Saf Guangzhou	100.00	(99.99)	4, 34
Saf Zhu Jiang Shi Ba	100.00	(99.99)	4, 34
Saf Zhu Jiang Shi Er	100.00	(99.99)	4, 34
Saf Zhu Jiang Shi Jiu	100.00	(99.99)	4, 34
Saf Zhu Jiang Shi Liu	100.00	(99.99)	4, 34
Saf Zhu Jiang Shi Qi	100.00	(99.99)	4, 34
Saf Zhu Jiang Shi Wu	100.00	(99.99)	4, 34
SCI HSBC Assurances Immo	100.00	(99.99)	55
Serai Limited	100.00		1, 44
Serai Technology Development (Shanghai) Limited	100.00		10, 147
SFM	100.00	(99.99)	34
SFSS Nominees (Pty) Limited	100.00		128
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		10, 148
Shenzhen HSBC Development Company Ltd	100.00		149
Sico Limited	100.00		150
SNC Dorique	99.99		1, 9, 151
SNC Les Mercuriales	100.00	(99.99)	1, 9, 34
SNC Les Oliviers D'Antibes	60.00		55
SNC Makala	100.00	(99.99)	1, 9, 34
SNCB/M6 - 2008 A	100.00	(99.99)	34
SNCB/M6-2007 A	100.00	(99.99)	4, 34
SNCB/M6-2007 B	100.00	(99.99)	4, 34
Société Française et Suisse	100.00	(99.99)	34
Somers Dublin DAC	100.00	(99.99)	121
Somers Nominees (Far East) Limited	100.00		21
Sopingest	100.00	(99.99)	34
South Yorkshire Light Rail Limited	100.00		16
St Cross Trustees Limited	100.00		15
Sun Hung Kai Development (Lujiazui III) Limited	100.00		10, 152
Swan National Limited	100.00		16
Tasfiye Halinde HSBC Odeme Sistemleri Bilgisayar Teknolojileri Basin Yayin Ve Musteri Hizmetleri (In Liquidation)	100.00		153
The Hongkong and Shanghai Banking Corporation Limited	100.00		44
The Venture Catalysts Limited	100.00		16
Tooley Street View Limited	100.00		2, 16
Tower Investment Management	100.00		154
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG	100.00	(99.33)	38
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH	100.00	(99.33)	6, 38

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.33)	38
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.33)	6, 38
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(99.33)	6, 38
Trinkaus Private Equity Management GmbH	100.00	(99.33)	38
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.33)	6, 38
Tropical Nominees Limited	100.00		74
Turnsonic (Nominees) Limited	100.00		15
Valeurs Mobilières Elysées	100.00	(99.99)	34
Wardley Limited	100.00		44
Wayfoong Nominees Limited	100.00		44
Wayhong (Bahamas) Limited	100.00		97
Westminster House, LLC	N/A		0, 13
Woodex Limited	100.00		21
Yan Nin Development Company Limited	100.00	(62.14)	37